Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
NET INCOME (LOSS)	$ 2,229,792	$ 1,967,610	$ (131,735)
Adjustments for:
Depreciation and amortization	2,308,520	2,189,547	2,149,066
Expected credit losses	31,732	12,856	9,906
Share of profit of equity-accounted investees	(16,897)	(2,945)	(9,537)
Gain on sales of assets	(19,557)	(8,856)	(14,033)
Tax expense	390,505	743,393	(127,993)
Net finance expense	1,556,277	1,669,764	1,353,405
Share-based compensation	28,851	15,794	6,913
Provisions for legal proceedings	189,362	47,229	106,117
Impairment of goodwill and property, plant and equipment	12,767	28,264	30,250
Net realizable value inventory adjustments	18,160	13,957	(6,100)
DOJ (Department of Justice) and antitrust agreements	182,275	253,731	102,500
Fair value adjustment of biological assets	(19,148)	(158,600)	85,015
Extemporaneous Litigation	20,716	61,016
Extemporaneous Reversal of Tax Credits		58,654
Provision for avian influenza related costs	17,092
Total Adjustments	6,930,447	6,891,414	3,553,774
Changes in assets and liabilities:
Trade accounts receivable	(347,327)	(333,628)	624,752
Inventories	(793,653)	(377,443)	480,524
Recoverable taxes	54,044	45,351	137,678
Other current and non-current assets	(123,592)	(7,606)	(40,938)
Biological assets	(820,628)	(520,541)	(529,365)
Trade accounts payable and supply chain finance	612,566	344,542	(787,017)
Taxes paid in installments	(55,715)	(60,993)	(48,091)
Other current and non-current liabilities	(198,577)	62,362	249,454
DOJ and Antitrust agreements payment	(402,818)	(170,573)	(90,300)
Income taxes paid	(808,962)	(348,666)	(70,918)
Changes in operating assets and liabilities	(2,884,662)	(1,367,195)	(74,221)
Cash provided by operating activities	4,045,785	5,524,219	3,479,553
Interest paid	(1,302,194)	(1,486,820)	(1,288,172)
Interest received	188,362	192,150	187,393
Net cash flows provided by operating activities	2,931,953	4,229,549	2,378,774
Cash flows from investing activities
Purchases of property, plant and equipment	(2,099,269)	(1,480,298)	(1,502,137)
Purchases and disposals of intangible assets	(7,125)	(10,585)	(8,983)
Proceeds from sale of property, plant and equipment	73,200	47,216	71,980
Additional/Acquistion investments in equity-accounted investees	(185,675)
Acquisitions, net of cash acquired		(5,829)	(3,529)
Dividends received	7,268	10,672	12,593
Related party transactions	(53,932)	21,171	1,039
Others	(45,831)		20,625
Cash used in investing activities	(2,311,364)	(1,417,653)	(1,408,412)
Cash flows from financing activities
Proceeds from loans and financing	10,087,277	2,976,300	9,035,710
Payments of loans and financing	(8,752,762)	(2,990,311)	(7,091,698)
Derivative instruments received (settled)	(86,767)	(231,969)	(12,745)
Margin cash	(16,576)	20,099	(26,602)
Dividends paid / Share premium distribution	(1,573,855)	(759,301)	(447,979)
Dividends paid to non-controlling interest	(356,158)	(4,296)	(5,859)
Purchase of Diamond Pork treasury shares		(7,614)
Purchase of treasury shares	(600,000)
Payments of leasing contracts	(432,516)	(417,752)	(428,745)
Acquisition of non-controlling interests in the subsidiary PPC	(1,294)
Others	(39,274)
Cash provided by (used in) financing activities	(1,771,925)	(1,414,844)	1,022,082
Effect of exchange rate changes on cash and cash equivalents	102,799	(352,897)	50,642
Net change in cash and cash equivalents	(1,048,536)	1,044,155	2,043,086
Cash and cash equivalents beginning of period	5,613,672	4,569,517	2,526,431
Cash and cash equivalents at the end of period	4,565,136	5,613,672	4,569,517
Non-cash transactions:
Non-cash additions to right of use assets and lease liabilities	404,119	504,963	483,698
Capitalized interest	35,033	31,695	68,164
Dividends Prescribed and payable	46	5	696
Interim dividends		379,637
Non-Cash additions to PP&E		12,529
Dividend distribution through liquidation of subsidiaries	$ (133,136)